LEASES - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Decrease in lease liability due to lease modification	$ 1,023,899	$ 0	$ 0
Weighted average discount rate	7.10%	7.10%	7.10%
Interest expenses on property related lease liabilities	$ 6,491	$ 10,839	$ 11,667
Lease liability – current portion	131,641	458,081
Lease liability	13,153,846	12,972,016
Payments of lease liabilities, classified as financing activities	263,634	145,512	50,112
Additions to right-of-use assets	$ 0	$ 0	115,100
Weighted average remaining lease term (in years)	10 months 24 days	1 year 8 months 12 days
Current lease liabilities, right of use assets	$ 49,600	$ 74,086
Noncurrent lease liabilities, right of use assets	3,274	46,822
Payments of office lease liabilities	96,868	71,652	50,112
Right-of-use amortization expense related to office space	$ 66,901	66,893	60,666
Investments property
Disclosure of quantitative information about right-of-use assets [line items]
Weighted average discount rate	8.70%
Interest expenses on property related lease liabilities	$ 323,973	257,144	237,916
Capitalized interest expense on lease liabilities	790,117	137,138	0
Lease liability – current portion	82,041	383,995
Lease liability	13,150,572	12,925,194
Payments of lease liabilities, classified as financing activities	166,766	73,860	0
Additions to right-of-use assets	$ 1,023,899	$ 10,014,861	$ 2,507,992
Plot of Land
Disclosure of quantitative information about right-of-use assets [line items]
Leasing a plot of land for a period			30 years